Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 27, 2024	Jun. 28, 2024
Subsequent Event [Line Items]
Subsequent Events
Note 15. Subsequent Events
Completion of the spin-off
On January 31, 2025, the Company’s Form 10 was declared effective by the SEC.

On February 21, 2025, the Company completed its spin-off from WDC (the “Spin-Off”) through WDC’s pro rata distribution of 80.1% of the outstanding shares of common stock of the Company to WDC’s existing stockholders. Each of WDC’s stockholders received one-third (1/3) of one share of the Company’s common stock for each share of WDC’s common stock held by such WDC stockholder as of February 12, 2025, the record date of the distribution. Upon completion of the Spin-Off, WDC owned 19.9% of the outstanding shares of the Company’s common stock, which WDC is expected to retain for a period of up to 12 months following the separation. The Company is also subject to various agreements with WDC in connection with the separation. On February 24, 2025, the Company began trading as an independent, publicly traded company under the stock symbol “SNDK” on the Nasdaq Stock Market LLC (“Nasdaq”).
In connection with, and as of the closing date of the Spin-Off, on February 21, 2025, the Company entered into definitive agreements with WDC that set forth the terms and conditions of the Spin-Off and provide a framework for WDC’s relationship with the Company following the Spin-Off. These agreements include the Separation and Distribution Agreement (as described below), which contains certain key provisions related to the Spin-Off, as well as a Transition Services Agreement, a Tax Matters Agreement, an Employee Matters Agreement, an Intellectual Property Cross-License Agreement, a Transitional Trademark License Agreement, and a Stockholder and Registration Rights Agreement, as described in and filed as Exhibits to the Company’s Current Report on Form 8-K on February 24, 2025. Additionally, the Company adopted certain compensation plans, which were filed as Exhibits to our Form 10.
Loan Agreement
On February 21, 2025, the Company entered into a Loan Agreement (the “Loan Agreement”) by and among the Company, the lenders party thereto, JPMorgan Chase Bank, N.A., as administrative agent and collateral agent and the other parties party thereto. The Loan Agreement comprises a term loan B facility in the principal amount of $2 billion (the “Term Loan Facility”) and a revolving credit facility in the principal amount of $1.5 billion (the “Revolving Credit Facility” and together with the Term Loan Facility, the “Facilities”). The Term Loan Facility bears interest, at the Company’s option, at (x) the Adjusted Term SOFR Rate (as defined in the Loan Agreement) plus an interest rate margin of 3.00% per annum or (y) a base rate plus an interest rate margin of 2.00% per annum. The Term Loan Facility will mature on February 20, 2032, and amortizes at 1.00% per annum.
Borrowings under the Revolving Credit Facility, for U.S. dollar borrowings, will bear interest, at the Company’s option, at (x) the Adjusted Term SOFR Rate (as defined in the Loan Agreement), which rate includes a credit spread adjustment of 0.10%, plus an interest rate margin of 2.00% per annum (subject to step-ups based on the Company’s Leverage Ratio (as defined in the Loan Agreement)), or (y) a base rate plus an interest rate margin of 1.00% per annum (subject to step-ups based on the Company’s Leverage Ratio (as defined in the Loan Agreement)). The Company will pay a commitment fee of 0.30% per annum (subject to step-ups based on the Company’s Leverage Ratio (as defined in the Loan Agreement)) in respect of undrawn revolving commitments under the Revolving Credit Facility. The Revolving Credit Facility will also provide for borrowings in Euros, Yen and additional currencies agreed to by the lenders under the Revolving Credit Facility. The Revolving Credit Facility will mature on February 21, 2030, at which time the commitments thereunder shall be terminated and will not have any amortization.
The obligations under the Loan Agreement are guaranteed by the Company’s wholly owned subsidiary, Sandisk Technologies, Inc. (“SDT”) and are required to be guaranteed by any of the Company’s future material U.S. wholly owned subsidiaries, subject to certain exceptions outlined in the Loan Agreement. The obligations under the Loan Agreement are secured by the Company’s assets and SDT’s assets and are required to be secured by the assets of any of the Company’s future material U.S. wholly owned subsidiaries, subject, in each case, to certain exceptions outlined in the Loan Agreement.

The Loan Agreement includes certain restrictions (subject to certain exceptions outlined in the Loan Agreement) on the ability of the Company and its subsidiaries to undertake certain activities, including to incur indebtedness and liens, merge or consolidate with other entities, dispose or transfer their assets, pay dividends or make distributions, make investments, make payments on junior or subordinated debt, enter into burdensome agreements or transact with affiliates. The Loan Agreement also includes a financial covenant, which is solely for the benefit of the lenders under the Revolving Credit Facility, that requires the Company to maintain a maximum Leverage Ratio (as defined in the Loan Agreement).
On February 21, 2025, the Company borrowed $2 billion under its Term Loan Facility. The Company used a portion of the proceeds of the borrowing to pay a dividend to WDC in the amount of approximately $1.5 billion, with the remainder to be used for general corporate purposes of the Company. The Revolving Credit Facility may be borrowed by the Company from time to time for general corporate purposes.
In connection with the Loan Agreement, the Company and SDT entered into a security agreement (the “Security Agreement”) to secure the obligations under the Facilities on a first-priority basis (subject to permitted liens) by a lien on substantially all the assets and properties of the Company and SDT, subject to certain exceptions.
In connection with the Loan Agreement, the Company (solely with respect to obligations of any additional Borrower under the Loan Agreement) and SDT entered into a guaranty agreement (the “Guaranty Agreement”) to secure and unconditionally guarantee the obligations under the Loan Agreement, respectively, in each case subject to certain exceptions.
The foregoing description of the Loan Agreement, Security Agreement and Guaranty Agreement do not purport to be complete and are subject to, and qualified in its entirety by, the full text of the Loan Agreement, Security Agreement and Guaranty Agreement.
Potential Impairment of Goodwill and Long-lived Assets
Subsequent to the completion of the separation, the Company identified potential impairment indicators related to the trading price of the Company’s common stock and a resulting market capitalization that was below its December 27, 2024 net book value. In accordance with Accounting Standards Codification No. 350, Intangibles - Goodwill and Other, the Company initiated a quantitative analysis of potential impairment of goodwill and long-lived assets. That analysis is ongoing, and the Company believes it is more likely than not that it will record an impairment charge in the three months end ed
 March 28, 2025. See Note 5,
Supplemental Financial Statement Data
, for information about how goodwill is tested for impairment.

The Flash Business of Western Digital Corporation [Member]
Subsequent Event [Line Items]
Subsequent Events
Note 16. Subsequent Events
We have evaluated subsequent events after the balance sheet date of June 28, 2024, through October 11, 2024, which was the date these Combined Financial Statements were available to be issued.
On September 28, 2024, SanDisk China closed on the Transaction to sell 80% of its equity interest in SDSS to JCET. Proceeds net from the sale are expected to be approximately $624 million, subject to certain working capital adjustments and payment of withholding taxes.